Schedule of Investments (unaudited) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 1.5%
Aptiv PLC(a)	105,760	$11,865,214

Automobiles — 1.6%
General Motors Co.(b)	352,451	12,927,903

Banks — 2.2%
First Citizens BancShares, Inc., Class A	4,380	4,262,178
JPMorgan Chase & Co.(b)	102,401	13,343,874

		17,606,052

Beverages — 1.7%
Monster Beverage Corp.(a)	255,380	13,793,074

Broadline Retail — 4.7%
Amazon.com, Inc.(a)(b)	366,910	37,898,134

Capital Markets — 2.9%
Charles Schwab Corp.	194,130	10,168,529
Intercontinental Exchange, Inc.(b)	130,837	13,644,991

		23,813,520

Chemicals — 3.6%
Axalta Coating Systems Ltd.(a)	338,365	10,249,076
Corteva, Inc.(b)	311,388	18,779,810

		29,028,886

Communications Equipment — 1.9%
Ciena Corp.(a)	294,022	15,442,035

Consumer Staples Distribution & Retail(b) — 3.0%
Dollar General Corp.	53,708	11,303,386
Dollar Tree, Inc.(a)	89,002	12,776,237

		24,079,623

Containers & Packaging — 1.3%
Sealed Air Corp.(b)	229,070	10,516,604

Entertainment — 0.9%
World Wrestling Entertainment, Inc., Class A(b)	82,584	7,536,616

Financial Services — 8.5%
Berkshire Hathaway, Inc., Class B(a)(b)	70,778	21,854,123
Fidelity National Information Services, Inc.	177,271	9,631,133
FleetCor Technologies, Inc.(a)	60,330	12,720,581
Visa, Inc., Class A(b)	66,690	15,035,927
Voya Financial, Inc.	129,620	9,262,645

		68,504,409

Food Products — 1.8%
Mondelez International, Inc., Class A(b)	205,280	14,312,122

Health Care Providers & Services — 7.9%
Elevance Health, Inc.	22,805	10,485,967
Humana, Inc.(b)	24,518	11,902,508
Laboratory Corp. of America Holdings(b)	65,685	15,069,453
Tenet Healthcare Corp.(a)	141,460	8,405,553
UnitedHealth Group, Inc.(b)	38,743	18,309,555

		64,173,036

Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(a)(b)	42,276	7,769,906

Hotels, Restaurants & Leisure — 1.4%
Las Vegas Sands Corp.(a)(b)	198,468	11,401,987

Security	Shares	Value

Household Durables — 1.3%
Sony Group Corp., ADR	119,480	$10,830,862

Insurance — 3.2%
Fidelity National Financial, Inc.	166,360	5,810,955
Progressive Corp.	70,510	10,087,160
Reinsurance Group of America, Inc.(b)	72,810	9,666,256

		25,564,371

Interactive Media & Services(a) — 7.4%
Alphabet, Inc., Class A	372,900	38,680,917
Meta Platforms, Inc., Class A(b)	99,289	21,043,311

		59,724,228

IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	167,940	10,232,584

Life Sciences Tools & Services — 1.3%
Avantor, Inc.(a)	509,220	10,764,911

Machinery(b) — 5.6%
Caterpillar, Inc.	66,260	15,162,938
Fortive Corp.	239,213	16,307,150
Otis Worldwide Corp.	163,517	13,800,835

		45,270,923

Media(b) — 3.7%
Comcast Corp., Class A	615,852	23,346,949
Fox Corp., Class A	202,218	6,885,523

		30,232,472

Oil, Gas & Consumable Fuels — 3.8%
BP PLC, ADR(c)	268,150	10,173,611
ConocoPhillips(b)	116,908	11,598,442
EQT Corp.(b)	282,647	9,019,266

		30,791,319

Personal Care Products — 1.3%
Unilever PLC, ADR(b)(c)	203,278	10,556,226

Pharmaceuticals — 4.6%
Novo Nordisk A/S, ADR(b)	103,953	16,543,081
Sanofi, ADR	381,610	20,767,216

		37,310,297

Professional Services — 1.3%
Dun & Bradstreet Holdings, Inc.	886,840	10,411,502

Real Estate Management & Development — 1.2%
CBRE Group, Inc., Class A(a)(b)	131,744	9,592,281

Semiconductors & Semiconductor Equipment(b) — 4.3%
Analog Devices, Inc.	88,330	17,420,442
Applied Materials, Inc.	141,460	17,375,532

		34,795,974

Software — 8.1%
Microsoft Corp.(b)(d)	225,951	65,141,673

Specialty Retail(b) — 1.9%
Bath & Body Works, Inc.	47,970	1,754,743
Ross Stores, Inc.	130,978	13,900,695

		15,655,438

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(b)	227,438	$37,504,526

Total Long-Term Investments — 100.8% (Cost: $579,295,185)		815,048,708

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(e)(f)	10,704,685	10,704,685
SL Liquidity Series, LLC, Money Market Series, 5.01%(e)(f)(g)	1,775,587	1,775,587

Total Short-Term Securities — 1.5% (Cost: $12,480,990)		12,480,272

Total Investments Before Options Written — 102.3% (Cost: $591,776,175)		827,528,980

Options Written — (2.0)% (Premiums Received: $(12,389,305))		(16,576,916)

Total Investments, Net of Options Written — 100.3% (Cost: $579,386,870)		810,952,064
Liabilities in Excess of Other Assets — (0.3)%		(2,293,309)

Net Assets — 100.0%		$808,658,755

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,661,156	$—		$(3,956,471	)(a)	$—	$—	$10,704,685	10,704,685	$126,621		$—
SL Liquidity Series, LLC, Money Market Series	—	1,776,604	(a)	—		(298)	(719)	1,775,587	1,775,587	2,520	(b)	—

						$(298)	$(719)	$12,480,272		$129,141		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Avantor, Inc.	1,042	04/03/23	USD	24.50	USD	2,203	$—
Alphabet, Inc., Class A	203	04/06/23	USD	94.00	USD	2,106	(189,805)
Amazon.com, Inc.	84	04/06/23	USD	97.00	USD	868	(54,810)
Apple, Inc.	103	04/06/23	USD	152.50	USD	1,698	(128,235)
Bath & Body Works, Inc.	142	04/06/23	USD	45.00	USD	519	(1,420)
Caterpillar, Inc.	215	04/06/23	USD	245.00	USD	4,920	(3,118)
Comcast Corp., Class A	85	04/06/23	USD	38.00	USD	322	(2,678)
ConocoPhillips	26	04/06/23	USD	111.00	USD	258	(104)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Elevance Health, Inc.	36	04/06/23	USD	500.00	USD	1,655	$(1,080)
EQT Corp.	422	04/06/23	USD	34.00	USD	1,347	(5,908)
Fox Corp., Class A	315	04/06/23	USD	36.00	USD	1,073	(3,150)
General Motors Co.	127	04/06/23	USD	40.00	USD	466	(254)
Humana, Inc.	45	04/06/23	USD	510.00	USD	2,185	(5,063)
Microsoft Corp.	297	04/06/23	USD	260.00	USD	8,563	(841,995)
Ross Stores, Inc.	402	04/06/23	USD	115.00	USD	4,266	(6,030)
UnitedHealth Group, Inc.	97	04/06/23	USD	500.00	USD	4,584	(2,425)
Visa, Inc., Class A	58	04/06/23	USD	225.00	USD	1,308	(13,543)
Axalta Coating Systems Ltd.	392	04/10/23	USD	29.45	USD	1,187	(43,482)
Alphabet, Inc., Class A	384	04/14/23	USD	95.00	USD	3,983	(337,920)
Amazon.com, Inc.	114	04/14/23	USD	101.00	USD	1,178	(45,600)
Analog Devices, Inc.	141	04/14/23	USD	190.00	USD	2,781	(124,785)
Apple, Inc.	283	04/14/23	USD	160.00	USD	4,667	(168,385)
Applied Materials, Inc.	255	04/14/23	USD	125.00	USD	3,132	(64,770)
Charles Schwab Corp.	191	04/14/23	USD	80.00	USD	1,000	(382)
Comcast Corp., Class A	417	04/14/23	USD	38.00	USD	1,581	(23,352)
Elevance Health, Inc.	15	04/14/23	USD	480.00	USD	690	(3,188)
EQT Corp.	422	04/14/23	USD	35.00	USD	1,347	(10,128)
Fortive Corp.	502	04/14/23	USD	69.20	USD	3,422	(48,920)
Humana, Inc.	62	04/14/23	USD	510.00	USD	3,010	(15,655)
JPMorgan Chase & Co.	83	04/14/23	USD	137.00	USD	1,082	(4,814)
Las Vegas Sands Corp.	100	04/14/23	USD	60.00	USD	575	(3,900)
Microsoft Corp.	183	04/14/23	USD	265.00	USD	5,276	(446,977)
Otis Worldwide Corp.	26	04/14/23	USD	84.75	USD	219	(3,405)
Sony Group Corp., ADR	358	04/14/23	USD	91.00	USD	3,245	(53,700)
Visa, Inc., Class A	77	04/14/23	USD	224.47	USD	1,736	(32,245)
Alphabet, Inc., Class A	133	04/21/23	USD	105.00	USD	1,380	(30,524)
Alphabet, Inc., Class A	203	04/21/23	USD	95.00	USD	2,106	(192,342)
Alphabet, Inc., Class A	189	04/21/23	USD	102.00	USD	1,960	(75,127)
Amazon.com, Inc.	208	04/21/23	USD	100.00	USD	2,148	(110,240)
Analog Devices, Inc.	61	04/21/23	USD	192.50	USD	1,203	(47,885)
Apple, Inc.	381	04/21/23	USD	155.00	USD	6,283	(415,290)
Aptiv PLC	154	04/21/23	USD	120.00	USD	1,728	(10,395)
Avantor, Inc.	497	04/21/23	USD	22.50	USD	1,051	(11,183)
Axalta Coating Systems Ltd.	482	04/21/23	USD	30.00	USD	1,460	(49,405)
Bath & Body Works, Inc.	296	04/21/23	USD	40.00	USD	1,083	(8,880)
Berkshire Hathaway, Inc., Class B	261	04/21/23	USD	307.50	USD	8,059	(159,862)
BP PLC, ADR	629	04/21/23	USD	41.00	USD	2,386	(6,605)
CBRE Group, Inc., Class A	428	04/21/23	USD	80.00	USD	3,116	(6,420)
Ciena Corp.	530	04/21/23	USD	50.00	USD	2,784	(162,975)
Cognizant Technology Solutions Corp., Class A	130	04/21/23	USD	65.00	USD	792	(2,925)
Cognizant Technology Solutions Corp., Class A	134	04/21/23	USD	67.50	USD	816	(2,010)
Comcast Corp., Class A	192	04/21/23	USD	39.00	USD	728	(7,066)
ConocoPhillips	136	04/21/23	USD	105.00	USD	1,349	(12,784)
Corteva, Inc.	537	04/21/23	USD	65.00	USD	3,239	(9,398)
Dun & Bradstreet Holdings, Inc.	511	04/21/23	USD	13.11	USD	600	(798)
Fidelity National Financial, Inc.	42	04/21/23	USD	40.00	USD	147	(315)
Fidelity National Financial, Inc.	437	04/21/23	USD	44.01	USD	1,526	(689)
Fidelity National Information Services, Inc.	235	04/21/23	USD	77.50	USD	1,277	(5,875)
Fidelity National Information Services, Inc.	122	04/21/23	USD	72.50	USD	663	(2,440)
First Citizens BancShares, Inc., Class A	14	04/21/23	USD	670.00	USD	1,362	(430,080)
FleetCor Technologies, Inc.	187	04/21/23	USD	214.80	USD	3,943	(85,499)
Fox Corp., Class A	315	04/21/23	USD	34.00	USD	1,073	(28,350)
General Motors Co.	302	04/21/23	USD	42.00	USD	1,108	(2,265)
General Motors Co.	470	04/21/23	USD	44.00	USD	1,724	(1,410)
Intercontinental Exchange, Inc.	487	04/21/23	USD	110.00	USD	5,079	(13,393)
Laboratory Corp. of America Holdings	7	04/21/23	USD	260.00	USD	161	(1,015)
Las Vegas Sands Corp.	198	04/21/23	USD	56.00	USD	1,138	(53,856)
Meta Platforms, Inc., Class A	448	04/21/23	USD	215.00	USD	9,495	(257,600)
Microsoft Corp.	177	04/21/23	USD	265.00	USD	5,103	(441,615)
Microsoft Corp.	166	04/21/23	USD	285.00	USD	4,786	(144,835)

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Monster Beverage Corp.	240	04/21/23	USD	52.50	USD	1,296	$(49,200)
Monster Beverage Corp.	590	04/21/23	USD	55.00	USD	3,187	(30,975)
Novo Nordisk A/S, ADR	311	04/21/23	USD	145.00	USD	4,949	(450,950)
Otis Worldwide Corp.	471	04/21/23	USD	84.60	USD	3,975	(71,931)
Progressive Corp.	280	04/21/23	USD	145.00	USD	4,006	(67,900)
Reinsurance Group of America, Inc.	270	04/21/23	USD	150.00	USD	3,585	(129,600)
Ross Stores, Inc.	224	04/21/23	USD	115.00	USD	2,377	(3,360)
Sanofi, ADR	379	04/21/23	USD	49.00	USD	2,063	(198,975)
Sealed Air Corp.	771	04/21/23	USD	52.25	USD	3,540	(2,187)
Sony Group Corp., ADR	358	04/21/23	USD	91.00	USD	3,245	(66,230)
Tenet Healthcare Corp.	185	04/21/23	USD	65.00	USD	1,099	(16,650)
Unilever PLC, ADR	422	04/21/23	USD	51.50	USD	2,191	(47,591)
UnitedHealth Group, Inc.	10	04/21/23	USD	495.00	USD	473	(3,450)
Veeva Systems, Inc., Class A	169	04/21/23	USD	185.00	USD	3,106	(75,205)
Visa, Inc., Class A	58	04/21/23	USD	230.00	USD	1,308	(13,282)
Voya Financial, Inc.	148	04/21/23	USD	77.50	USD	1,058	(7,400)
Voya Financial, Inc.	273	04/21/23	USD	70.00	USD	1,951	(94,185)
World Wrestling Entertainment, Inc., Class A	293	04/21/23	USD	95.00	USD	2,674	(54,937)
Alphabet, Inc., Class A	297	04/28/23	USD	113.00	USD	3,081	(21,681)
Amazon.com, Inc.	101	04/28/23	USD	103.00	USD	1,043	(52,772)
Analog Devices, Inc.	151	04/28/23	USD	195.00	USD	2,978	(109,475)
Apple, Inc.	330	04/28/23	USD	165.00	USD	5,442	(145,200)
Applied Materials, Inc.	380	04/28/23	USD	124.00	USD	4,668	(172,900)
Berkshire Hathaway, Inc., Class B	199	04/28/23	USD	310.00	USD	6,145	(120,395)
Charles Schwab Corp.	197	04/28/23	USD	61.00	USD	1,032	(10,737)
Comcast Corp., Class A	792	04/28/23	USD	37.00	USD	3,002	(131,076)
Dollar General Corp.	167	04/28/23	USD	230.00	USD	3,515	(3,758)
Dollar Tree, Inc.	215	04/28/23	USD	143.00	USD	3,086	(96,212)
Elevance Health, Inc.	62	04/28/23	USD	480.00	USD	2,851	(30,535)
EQT Corp.	333	04/28/23	USD	33.00	USD	1,063	(45,787)
General Motors Co.	47	04/28/23	USD	37.00	USD	172	(7,074)
Humana, Inc.	52	04/28/23	USD	500.00	USD	2,524	(53,820)
JPMorgan Chase & Co.	83	04/28/23	USD	137.00	USD	1,082	(10,126)
JPMorgan Chase & Co.	187	04/28/23	USD	134.00	USD	2,437	(37,213)
Las Vegas Sands Corp.	296	04/28/23	USD	58.00	USD	1,701	(59,052)
Microsoft Corp.	278	04/28/23	USD	280.00	USD	8,015	(398,930)
Mondelez International, Inc., Class A	393	04/28/23	USD	69.00	USD	2,740	(79,582)
UnitedHealth Group, Inc.	144	04/28/23	USD	480.00	USD	6,805	(148,680)
Visa, Inc., Class A	51	04/28/23	USD	225.00	USD	1,150	(34,552)
Fidelity National Financial, Inc.	350	05/03/23	USD	38.75	USD	1,223	(11,857)
Alphabet, Inc., Class A	380	05/05/23	USD	104.00	USD	3,942	(188,100)
Amazon.com, Inc.	115	05/05/23	USD	103.00	USD	1,188	(66,412)
Bath & Body Works, Inc.	40	05/05/23	USD	41.00	USD	146	(1,700)
BP PLC, ADR	628	05/05/23	USD	39.00	USD	2,383	(58,404)
Caterpillar, Inc.	215	05/05/23	USD	230.00	USD	4,920	(168,775)
Charles Schwab Corp.	197	05/05/23	USD	62.00	USD	1,032	(11,131)
Comcast Corp., Class A	85	05/05/23	USD	38.00	USD	322	(10,710)
ConocoPhillips	546	05/05/23	USD	103.00	USD	5,417	(148,239)
EQT Corp.	326	05/05/23	USD	35.00	USD	1,040	(29,666)
Fox Corp., Class A	684	05/05/23	USD	35.00	USD	2,329	(104,310)
Las Vegas Sands Corp.	199	05/05/23	USD	57.00	USD	1,143	(58,406)
Microsoft Corp.	367	05/05/23	USD	285.00	USD	10,581	(461,502)
Mondelez International, Inc., Class A	193	05/05/23	USD	70.00	USD	1,346	(31,363)
Ross Stores, Inc.	187	05/05/23	USD	106.00	USD	1,985	(66,385)
Visa, Inc., Class A	51	05/05/23	USD	225.01	USD	1,150	(37,601)
Cognizant Technology Solutions Corp., Class A	132	05/10/23	USD	58.90	USD	804	(49,853)
Apple, Inc.	381	05/12/23	USD	162.50	USD	6,283	(273,367)
Applied Materials, Inc.	284	05/12/23	USD	123.00	USD	3,488	(188,860)
Elevance Health, Inc.	36	05/12/23	USD	470.00	USD	1,655	(41,760)
Fortive Corp.	491	05/12/23	USD	69.00	USD	3,347	(106,992)
Amazon.com, Inc.	111	05/19/23	USD	110.00	USD	1,147	(37,740)
Aptiv PLC	296	05/19/23	USD	120.00	USD	3,321	(79,180)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Avantor, Inc.	497	05/19/23	USD	22.50	USD	1,051	$(34,790)
Axalta Coating Systems Ltd.	479	05/19/23	USD	30.00	USD	1,451	(77,837)
BP PLC, ADR	485	05/19/23	USD	41.00	USD	1,840	(21,825)
CBRE Group, Inc., Class A	428	05/19/23	USD	76.50	USD	3,116	(94,011)
Ciena Corp.	450	05/19/23	USD	50.00	USD	2,363	(180,000)
Cognizant Technology Solutions Corp., Class A	132	05/19/23	USD	58.90	USD	804	(54,257)
Comcast Corp., Class A	892	05/19/23	USD	38.25	USD	3,382	(113,021)
Corteva, Inc.	701	05/19/23	USD	61.25	USD	4,228	(149,863)
Dollar General Corp.	182	05/19/23	USD	220.00	USD	3,830	(50,505)
Dollar Tree, Inc.	212	05/19/23	USD	150.00	USD	3,043	(60,738)
Dun & Bradstreet Holdings, Inc.	511	05/19/23	USD	13.11	USD	600	(12,182)
EQT Corp.	334	05/19/23	USD	34.00	USD	1,066	(50,935)
Fidelity National Financial, Inc.	251	05/19/23	USD	35.50	USD	877	(27,549)
First Citizens BancShares, Inc., Class A	14	05/19/23	USD	670.00	USD	1,362	(438,060)
FleetCor Technologies, Inc.	205	05/19/23	USD	210.00	USD	4,322	(241,900)
Fortive Corp.	561	05/19/23	USD	70.00	USD	3,824	(112,200)
General Motors Co.	463	05/19/23	USD	42.00	USD	1,698	(20,604)
Intercontinental Exchange, Inc.	363	05/19/23	USD	98.00	USD	3,786	(292,309)
JPMorgan Chase & Co.	312	05/19/23	USD	135.00	USD	4,066	(86,736)
Laboratory Corp. of America Holdings	168	05/19/23	USD	230.00	USD	3,854	(141,120)
Meta Platforms, Inc., Class A	197	05/19/23	USD	185.00	USD	4,175	(655,025)
Mondelez International, Inc., Class A	235	05/19/23	USD	70.00	USD	1,638	(45,825)
Monster Beverage Corp.	830	05/19/23	USD	51.11	USD	4,483	(341,967)
Otis Worldwide Corp.	565	05/19/23	USD	82.50	USD	4,769	(240,125)
Progressive Corp.	178	05/19/23	USD	145.00	USD	2,546	(79,210)
Reinsurance Group of America, Inc.	203	05/19/23	USD	135.00	USD	2,695	(108,605)
Ross Stores, Inc.	38	05/19/23	USD	105.00	USD	403	(21,090)
Sanofi, ADR	384	05/19/23	USD	48.00	USD	2,090	(280,320)
Sealed Air Corp.	240	05/19/23	USD	51.51	USD	1,102	(7,625)
Sealed Air Corp.	190	05/19/23	USD	48.52	USD	872	(18,540)
Tenet Healthcare Corp.	98	05/19/23	USD	65.00	USD	582	(18,865)
Unilever PLC, ADR	553	05/19/23	USD	50.00	USD	2,872	(138,250)
Voya Financial, Inc.	421	05/19/23	USD	72.50	USD	3,008	(145,245)
World Wrestling Entertainment, Inc., Class A	243	05/19/23	USD	95.00	USD	2,218	(139,725)
Laboratory Corp. of America Holdings	251	06/16/23	USD	240.00	USD	5,758	(150,600)
Sealed Air Corp.	290	06/16/23	USD	48.52	USD	1,331	(39,673)

							$(15,559,587)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Aptiv PLC	Barclays Bank PLC	23,700	04/04/23	USD	118.25	USD	2,659	$(2,401)
Novo Nordisk A/S, ADR	Citibank N.A.	36,400	04/27/23	USD	142.75	USD	5,793	(624,199)
Ciena Corp.	Citibank N.A.	43,100	05/08/23	USD	52.00	USD	2,264	(107,270)
Corteva, Inc.	Barclays Bank PLC	78,600	06/06/23	USD	60.51	USD	4,740	(235,216)
Dun & Bradstreet Holdings, Inc.	Barclays Bank PLC	75,100	06/16/23	USD	12.34	USD	882	(48,243)

								$(1,017,329)

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$815,048,708	$—	$—	$815,048,708
Short-Term Securities
Money Market Funds	10,704,685	—	—	10,704,685

	$825,753,393	$—	$—	825,753,393

Investments Valued at NAV(a)				1,775,587

				$827,528,980

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(13,835,122)	$(2,741,794)	$—	$(16,576,916)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	6